Foreign exchange gain (loss), net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Foreign exchange gain (loss), net
35    Foreign exchange gain (loss), net

	12.31.2020	12.31.2019	12.31.2018
		(Recasted)	(Recasted)
Monetary and foreign exchange variations
Assets:
Tax credits	(33.7)	(9.6)	(30.9)
Trade accounts receivable and contract assets	(37.6)	(8.4)	(24.6)
Cash and cash equivalents and financial investments	(37.7)	(17.6)	(80.8)
Other	(24.3)	9.8	(25.6)

	(133.3)	(25.8)	(161.9)

Liabilities:
Loans and financing	4.9	7.8	82.7
Advances from customers	(0.5)	—	—
Provisions	34.7	14.8	24.3
Taxes and charges payable	12.8	2.5	13.0
Deferred income tax and social contribution	—	2.4	(1.3)
Other payables	(33.0)	(11.6)	17.4
Suppliers	19.0	14.8	2.7
Provisions for contingencies	18.7	5.5	3.3
Other	(0.4)	(0.1)	(0.9)

	56.2	36.1	141.2

Net monetary and foreign exchange variations	(77.1)	10.3	(20.7)

Derivative financial instruments	(2.0)	(3.4)	20.7

Foreign exchange gain (loss), net	(79.1)	6.9	—